MFS(R) Global Total Return Fund

                      Supplement to the Current Prospectus

Effective May 1, 2006, the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. The portfolio managers are jointly responsible for the day-to-day management of the fund.

Portfolio Managers                  Primary Role            Since     Title and Five Year History
Nevin P. Chitkara                     Equities               May      Vice   President   of   MFS;   employed   in  the
                                  Portfolio Manager         2006      investment management area of MFS since 1997.

Steven R. Gorham                      Equities              2000      Senior  Vice  President  of MFS;  employed in the
                                  Portfolio Manager                   investment management area of MFS since 1992.

Matthew W. Ryan                    Debt Securities          2002      Senior  Vice  President  of MFS;  employed in the
                                  Portfolio Manager                   investment management area of MFS since 1997.

Erik S. Weisman                    Debt Securities          2005      Vice   President   of   MFS;   employed   in  the
                                  Portfolio Manager                   investment  management  area of MFS  since  2002;
                                                                      Assistant to the U.S. Executive Director
                                                                      for the International Money Fund prior to 2002.

Barnaby Wiener                        Equities              2003      Senior  Vice  President  of MFS;  employed in the
                                  Portfolio Manager                   investment management area of MFS since 1998.


                 The date of this Supplement is March 28, 2006.